Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Sep. 30, 2022
Prepaid Expenses and Other Current Assets [Abstarct]
Schedule of prepaid expenses and other current assets
	As of September 30,
	2021	2022
Prepaid construction fee	$384,425	$-
Prepaid rental fee	74,288	57,214
Prepaid professional service fee	-	42,173
Prepaid exhibition fee	80,796	7,169
Other	70,093	60,544
	609,602	167,100
Less: allowance for doubtful accounts	-	-
Prepaid expenses and other current assets, net	$609,602	$167,100